Acquisitions - Schedule of Consideration and Net Assets Acquired (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill	$ 542,239	$ 480,065	$ 446,318	$ 336,982
Customer relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Acquired finite-lived intangible assets, weighted average useful life	7 years
Software and technology
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Acquired finite-lived intangible assets, weighted average useful life	3 years
Non-compete agreements
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Acquired finite-lived intangible assets, weighted average useful life	5 years
Non-compete agreements | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Acquired finite-lived intangible assets, weighted average useful life	9 years
Non-compete agreements | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Acquired finite-lived intangible assets, weighted average useful life	5 years
Series of Individually Immaterial Business Acquisitions
Business Combination, Separately Recognized Transactions [Line Items]
Cash paid at closing	$ 70,984	36,577	143,038
Contingent consideration from acquisitions	1,902	4,498	13,456
Non-contingent consideration from acquisitions	(141)	0
Total consideration	72,745	41,075	157,184
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash	2,064	2,523
Prepaid and other current assets	5,671	1,782	4,790
Operating lease right-of-use assets	1,668	0
Property and equipment	172	411	340
Other assets	36	84
Total identifiable assets acquired excluding goodwill	23,922	15,338	52,986
Accruals and other current liabilities	(2,458)	(3,538)	(3,848)
Deferred revenues	(4,274)	(2,897)	(6,181)
Operating lease liabilities	(1,668)	0
Deferred income taxes	(1,005)	(1,869)	(8,917)
Other liabilities	(87)	0
Total liabilities assumed	(9,492)	(8,304)	(18,946)
Net identifiable assets acquired excluding goodwill	14,430	7,034	34,040
Goodwill	58,315	34,041	123,144
Net assets acquired	72,745	41,075	157,184
Series of Individually Immaterial Business Acquisitions | Customer relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Finite-lived intangibles	8,854	$ 6,534	27,294
Series of Individually Immaterial Business Acquisitions | Customer relationships | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Acquired finite-lived intangible assets, weighted average useful life		5 years
Series of Individually Immaterial Business Acquisitions | Customer relationships | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Acquired finite-lived intangible assets, weighted average useful life		7 years
Series of Individually Immaterial Business Acquisitions | Software and technology
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Finite-lived intangibles	2,207	$ 2,423
Series of Individually Immaterial Business Acquisitions | Non-compete agreements
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Finite-lived intangibles	200	150
Series of Individually Immaterial Business Acquisitions | Trademarks
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Finite-lived intangibles	$ 3,050	$ 1,431	$ 2,090
Series of Individually Immaterial Business Acquisitions | Trademarks | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Acquired finite-lived intangible assets, weighted average useful life		5 years
Series of Individually Immaterial Business Acquisitions | Trademarks | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Acquired finite-lived intangible assets, weighted average useful life		7 years